JPMorgan SmartRetirement® Blend 2030 Fund
Schedule of Portfolio Investments as of September 30, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 47.8%
Fixed Income — 15.4%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	36,832	269,606
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	6,059	39,567
JPMorgan High Yield Fund Class R6 Shares (a)	24,582	161,996
Total Fixed Income		471,169
International Equity — 2.6%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	3,836	79,715
U.S. Equity — 29.8%
JPMorgan Equity Index Fund Class R6 Shares (a)	9,103	913,854
Total Investment Companies (Cost $924,352)		1,464,738
Exchange-Traded Funds — 24.0%
Alternative Assets — 1.1%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	358	34,182
Fixed Income — 1.9%
JPMorgan Inflation Managed Bond ETF (a)	1,174	57,284
International Equity — 16.7%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	1,261	79,788
JPMorgan BetaBuilders International Equity ETF (a)	6,168	432,580
Total International Equity		512,368
U.S. Equity — 4.3%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	863	89,692
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	580	43,025
Total U.S. Equity		132,717
Total Exchange-Traded Funds (Cost $521,350)		736,551
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 8.4%
U.S. Treasury Bonds
1.13%, 5/15/2040	8,499	5,412
1.13%, 8/15/2040	8,198	5,170
2.25%, 5/15/2041	341	253
3.38%, 8/15/2042	4,205	3,583
3.13%, 2/15/2043	2,155	1,759
3.88%, 2/15/2043	590	536
3.88%, 5/15/2043	6,225	5,639
3.63%, 8/15/2043	2,230	1,946
4.13%, 8/15/2044	14,710	13,654
4.75%, 2/15/2045	8,415	8,468
1.38%, 8/15/2050	10,428	5,243
1.63%, 11/15/2050	2,118	1,136
1.88%, 2/15/2051	3,461	1,977
2.25%, 2/15/2052	2,235	1,386

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
3.00%, 8/15/2052	5,474	4,004
3.63%, 2/15/2053	1,035	856
4.50%, 11/15/2054	400	385
4.75%, 5/15/2055	260	261
U.S. Treasury Notes
4.00%, 12/15/2025 (b)	1,070	1,070
4.25%, 1/31/2026 (b)	5,150	5,154
4.25%, 11/30/2026 (b)	3,510	3,531
0.63%, 12/31/2027	2,630	2,462
3.50%, 1/31/2028	1,230	1,227
2.75%, 2/15/2028	5,500	5,391
3.63%, 3/31/2028	3,330	3,331
1.25%, 4/30/2028	8,885	8,370
1.00%, 7/31/2028	1,040	967
2.88%, 4/30/2029	29,148	28,376
3.13%, 8/31/2029	5,601	5,486
3.50%, 1/31/2030	2,360	2,340
4.25%, 1/31/2030	14,509	14,816
3.63%, 3/31/2030	16,270	16,203
3.50%, 4/30/2030	3,550	3,516
4.13%, 2/29/2032	26,175	26,528
3.50%, 2/15/2033	2,200	2,136
3.88%, 8/15/2033	13,730	13,616
4.50%, 11/15/2033	5,520	5,707
4.00%, 2/15/2034	7,409	7,390
3.88%, 8/15/2034	10,095	9,940
4.25%, 11/15/2034	18,810	19,022
4.25%, 5/15/2035	4,780	4,824
U.S. Treasury STRIPS Bonds
4.13%, 11/15/2033 (c)	1,370	979
5.09%, 11/15/2040 (c)	2,270	1,109
5.11%, 2/15/2041 (c)	1,457	702
Total U.S. Treasury Obligations (Cost $263,971)		255,861
Corporate Bonds — 6.8%
Aerospace & Defense — 0.2%
Boeing Co. (The)
2.75%, 2/1/2026	59	59
2.20%, 2/4/2026	105	104
2.70%, 2/1/2027	1,876	1,838
6.53%, 5/1/2034	275	304
L3Harris Technologies, Inc.
5.25%, 6/1/2031	390	406
5.40%, 7/31/2033	219	228
Leidos, Inc. 5.75%, 3/15/2033	120	127
Northrop Grumman Corp.
5.15%, 5/1/2040	220	219
3.85%, 4/15/2045	255	207

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Aerospace & Defense — continued
RTX Corp.
2.25%, 7/1/2030	373	342
5.15%, 2/27/2033	165	171
2.82%, 9/1/2051	385	244
		4,249
Automobiles — 0.1%
Hyundai Capital America
1.30%, 1/8/2026 (d)	90	89
2.38%, 10/15/2027 (d)	730	702
4.55%, 9/26/2029 (d)	250	251
		1,042
Banks — 2.2%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (d) (e)	300	306
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.52%, 12/3/2035 (d) (e)	300	311
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (d) (e)	400	425
(SOFR + 1.65%), 5.32%, 5/15/2031 (d) (e)	995	1,024
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (e)	200	195
6.61%, 11/7/2028	600	642
5.44%, 7/15/2031	200	210
Bank of America Corp.
(SOFR + 1.01%), 1.20%, 10/24/2026 (e)	511	510
(SOFR + 1.05%), 2.55%, 2/4/2028 (e)	125	122
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (e)	1,230	1,222
(SOFR + 1.58%), 4.38%, 4/27/2028 (e)	295	296
(SOFR + 1.33%), 2.97%, 2/4/2033 (e)	1,435	1,307
(SOFR + 1.65%), 5.47%, 1/23/2035 (e)	830	867
(SOFR + 1.31%), 5.51%, 1/24/2036 (e)	490	512
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (d) (e)	203	198
(SOFR + 1.62%), 5.60%, 3/20/2030 (d) (e)	460	477
Bank of New Zealand (New Zealand) 5.08%, 1/30/2029 (d)	250	257
Banque Federative du Credit Mutuel SA (France)
1.60%, 10/4/2026 (d)	345	336
5.79%, 7/13/2028 (d)	225	234
5.54%, 1/22/2030 (d)	205	213
Barclays plc (United Kingdom)
(SOFR + 1.88%), 6.50%, 9/13/2027 (e)	235	240
(SOFR + 1.56%), 4.94%, 9/10/2030 (e)	275	279
(SOFR + 1.23%), 5.37%, 2/25/2031 (e)	1,225	1,263
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (e)	200	180
(SOFR + 1.59%), 5.79%, 2/25/2036 (e)	215	224
BNP Paribas SA (France)
(SOFR + 1.22%), 2.16%, 9/15/2029 (d) (e)	346	325

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.52%), 5.18%, 1/9/2030 (d) (e)	760	780
(SOFR + 1.59%), 5.50%, 5/20/2030 (d) (e)	340	352
(SOFR + 1.28%), 5.28%, 11/19/2030 (d) (e)	1,005	1,032
(SOFR + 1.68%), 5.09%, 5/9/2031 (d) (e)	910	927
(SOFR + 1.62%), 5.79%, 1/13/2033 (d) (e)	410	430
BPCE SA (France)
(SOFR + 2.10%), 5.98%, 1/18/2027 (d) (e)	250	251
(SOFR + 2.27%), 6.71%, 10/19/2029 (d) (e)	320	340
(SOFR + 1.96%), 5.72%, 1/18/2030 (d) (e)	250	259
(SOFR + 1.68%), 5.88%, 1/14/2031 (d) (e)	270	282
(SOFR + 1.58%), 5.39%, 5/28/2031 (d) (e)	1,130	1,159
(SOFR + 1.85%), 5.94%, 5/30/2035 (d) (e)	420	440
(SOFR + 2.04%), 6.29%, 1/14/2036 (d) (e)	355	380
(SOFR + 1.96%), 6.03%, 5/28/2036 (d) (e)	920	969
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (d) (e)	200	204
(SOFR + 2.77%), 6.84%, 9/13/2034 (d) (e)	430	479
(SOFR + 1.79%), 5.58%, 7/3/2036 (d) (e)	995	1,019
Canadian Imperial Bank of Commerce (Canada) (SOFR + 1.34%), 4.63%, 9/11/2030 (e)	640	647
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (e)	500	496
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (e)	1,042	1,028
(SOFR + 1.36%), 5.17%, 2/13/2030 (e)	940	964
(SOFR + 1.34%), 4.54%, 9/19/2030 (e)	684	687
(SOFR + 1.17%), 4.50%, 9/11/2031 (e)	475	475
(SOFR + 1.17%), 2.56%, 5/1/2032 (e)	110	99
(SOFR + 1.35%), 3.06%, 1/25/2033 (e)	567	516
(SOFR + 1.49%), 5.17%, 9/11/2036 (e)	360	364
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.99%, 5/27/2031 (d) (e)	610	623
Credit Agricole SA (France)
(SOFR + 1.13%), 5.23%, 1/9/2029 (d) (e)	307	313
(SOFR + 1.69%), 5.34%, 1/10/2030 (d) (e)	273	281
(SOFR + 1.46%), 5.22%, 5/27/2031 (d) (e)	680	698
(SOFR + 1.36%), 4.82%, 9/25/2033 (d) (e)	650	646
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (d) (e)	405	421
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (d) (e)	224	225
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.02%, 3/4/2031 (d) (e)	345	352
DNB Bank ASA (Norway)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (d) (e)	320	308
(SOFR + 1.05%), 4.85%, 11/5/2030 (d) (e)	425	434
Fifth Third Bancorp (SOFR + 1.84%), 5.63%, 1/29/2032 (e)	445	467
HSBC Holdings plc (United Kingdom)
(SOFR + 1.73%), 2.01%, 9/22/2028 (e)	1,660	1,590
(SOFR + 1.29%), 2.21%, 8/17/2029 (e)	800	755
(SOFR + 1.29%), 5.29%, 11/19/2030 (e)	480	495

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.29%), 5.13%, 3/3/2031 (e)	205	210
Huntington Bancshares, Inc. (SOFR + 1.28%), 5.27%, 1/15/2031 (e)	220	227
Huntington National Bank (The) 5.65%, 1/10/2030	334	349
KBC Group NV (Belgium)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (d) (e)	260	265
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 4.45%, 9/23/2031 (d) (e)	1,170	1,164
KeyCorp (SOFRINDX + 1.23%), 5.12%, 4/4/2031 (e)	1,350	1,386
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (e)	205	202
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (e)	200	203
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (e)	215	225
M&T Bank Corp. (SOFR + 1.40%), 5.18%, 7/8/2031 (e)	535	548
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (e)	330	323
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 5.16%, 4/24/2031 (e)	200	206
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 0.93%), 5.19%, 9/12/2036 (e)	485	493
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (e)	210	206
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.38%, 7/10/2030 (e)	600	621
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.74%, 5/27/2031 (e)	300	316
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.71%, 7/8/2031 (e)	520	526
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.32%, 7/8/2036 (e)	715	735
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (e)	200	201
(3-MONTH SOFR + 1.91%), 5.08%, 1/27/2030 (e)	200	204
(3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (e)	975	977
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (e)	1,146	1,167
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.11%, 5/23/2031 (e)	220	226
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (d)	560	581
Norinchukin Bank (The) (Japan) 5.36%, 9/9/2035 (d)	700	711
PNC Financial Services Group, Inc. (The)
(SOFR + 1.33%), 4.90%, 5/13/2031 (e)	420	429
(SOFR + 1.26%), 4.81%, 10/21/2032 (e)	280	284
(SOFR + 1.93%), 5.07%, 1/24/2034 (e)	255	260
(SOFR + 1.42%), 5.37%, 7/21/2036 (e)	125	129
Royal Bank of Canada (Canada) (SOFRINDX + 1.08%), 4.65%, 10/18/2030 (e)	450	455
Santander Holdings USA, Inc. (SOFR + 2.50%), 6.17%, 1/9/2030 (e)	285	297
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 0.99%), 1.67%, 6/14/2027 (e)	215	211
(SOFR + 2.60%), 6.53%, 1/10/2029 (e)	350	366
(SOFRINDX + 1.55%), 4.86%, 9/11/2030 (e)	350	354
(SOFRINDX + 1.52%), 5.69%, 4/15/2031 (e)	355	370
Skandinaviska Enskilda Banken AB (Sweden)
5.38%, 3/5/2029 (d)	405	420
4.50%, 9/3/2030 (d)	360	361
Societe Generale SA (France)
5.25%, 2/19/2027 (d)	338	342

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (d) (e)	255	250
(SOFR + 1.65%), 5.51%, 5/22/2031 (d) (e)	1,126	1,158
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (d) (e)	590	529
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.69%, 1/10/2034 (d) (e)	470	512
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (d) (e)	214	225
(SOFR + 1.73%), 5.44%, 10/3/2036 (d) (e)	1,000	997
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.71%, 1/13/2030	405	427
5.24%, 4/15/2030	400	414
5.42%, 7/9/2031	650	681
(SOFR + 1.38%), 4.95%, 7/8/2033 (e)	1,000	1,018
Toronto-Dominion Bank (The) (Canada) 5.30%, 1/30/2032	320	334
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (e)	175	177
(SOFR + 2.45%), 7.16%, 10/30/2029 (e)	230	249
(SOFR + 1.31%), 5.07%, 5/20/2031 (e)	1,080	1,107
(SOFR + 1.85%), 5.12%, 1/26/2034 (e)	135	137
(SOFR + 1.92%), 5.71%, 1/24/2035 (e)	194	204
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (d) (e)	265	261
US Bancorp (SOFR + 1.30%), 5.08%, 5/15/2031 (e)	410	422
Wells Fargo & Co.
4.30%, 7/22/2027	1,500	1,505
(SOFR + 1.07%), 5.71%, 4/22/2028 (e)	665	681
(SOFR + 2.10%), 2.39%, 6/2/2028 (e)	484	471
(SOFR + 1.74%), 5.57%, 7/25/2029 (e)	94	97
(SOFR + 1.50%), 5.20%, 1/23/2030 (e)	150	155
(SOFR + 2.10%), 4.90%, 7/25/2033 (e)	93	95
(SOFR + 2.02%), 5.39%, 4/24/2034 (e)	113	117
(SOFR + 1.99%), 5.56%, 7/25/2034 (e)	700	735
(SOFR + 1.78%), 5.50%, 1/23/2035 (e)	1,200	1,252
(SOFR + 1.38%), 5.21%, 12/3/2035 (e)	835	853
(SOFR + 1.74%), 5.60%, 4/23/2036 (e)	481	505
(SOFR + 2.13%), 4.61%, 4/25/2053 (e)	315	277
Westpac New Zealand Ltd. (New Zealand)
4.90%, 2/15/2028 (d)	420	427
5.20%, 2/28/2029 (d)	600	618
		67,802
Beverages — 0.0% ^
Constellation Brands, Inc. 4.50%, 5/9/2047	540	453
Keurig Dr Pepper, Inc. Series 10, 5.20%, 3/15/2031	310	317
		770
Biotechnology — 0.1%
AbbVie, Inc.
2.95%, 11/21/2026	265	262
5.05%, 3/15/2034	710	731
4.05%, 11/21/2039	600	537

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Biotechnology — continued
4.25%, 11/21/2049	210	177
Amgen, Inc.
5.60%, 3/2/2043	100	101
5.65%, 3/2/2053	809	807
Biogen, Inc. 5.75%, 5/15/2035	290	304
Gilead Sciences, Inc. 2.60%, 10/1/2040	888	652
		3,571
Broadline Retail — 0.0% ^
Amazon.com, Inc. 3.95%, 4/13/2052	555	450
Building Products — 0.0% ^
Masco Corp. 2.00%, 10/1/2030	128	114
Trane Technologies Financing Ltd. 5.25%, 3/3/2033	120	125
		239
Capital Markets — 0.5%
Bank of New York Mellon Corp. (The) (SOFR + 1.85%), 6.47%, 10/25/2034 (e)	200	223
Brookfield Finance, Inc. (Canada) 3.50%, 3/30/2051	250	177
Deutsche Bank AG (Germany)
(SOFR + 1.22%), 2.31%, 11/16/2027 (e)	959	938
(SOFR + 1.21%), 5.37%, 1/10/2029 (e)	150	153
(SOFR + 3.18%), 6.72%, 1/18/2029 (e)	292	307
(SOFR + 1.72%), 5.30%, 5/9/2031 (e)	970	994
(SOFR + 1.30%), 4.95%, 8/4/2031 (e)	365	368
(SOFR + 1.72%), 3.04%, 5/28/2032 (e)	600	548
Goldman Sachs Group, Inc. (The)
(SOFR + 0.79%), 1.09%, 12/9/2026 (e)	1,149	1,142
(SOFR + 1.11%), 2.64%, 2/24/2028 (e)	1,504	1,472
(SOFR + 1.77%), 6.48%, 10/24/2029 (e)	270	287
(SOFR + 1.27%), 5.73%, 4/25/2030 (e)	385	403
(SOFR + 1.21%), 5.05%, 7/23/2030 (e)	460	472
(SOFR + 1.58%), 5.22%, 4/23/2031 (e)	220	227
(SOFR + 1.55%), 5.33%, 7/23/2035 (e)	980	1,009
Macquarie Group Ltd. (Australia) (SOFR + 1.53%), 2.87%, 1/14/2033 (d) (e)	200	180
Morgan Stanley
(SOFR + 1.73%), 5.12%, 2/1/2029 (e)	205	209
(SOFR + 1.59%), 5.16%, 4/20/2029 (e)	375	384
(SOFR + 1.26%), 5.66%, 4/18/2030 (e)	370	386
(SOFR + 1.22%), 5.04%, 7/19/2030 (e)	155	159
(SOFR + 1.20%), 2.51%, 10/20/2032 (e)	1,495	1,334
(SOFR + 1.73%), 5.47%, 1/18/2035 (e)	159	166
(SOFR + 1.56%), 5.32%, 7/19/2035 (e)	210	217
(SOFR + 1.49%), 3.22%, 4/22/2042 (e)	255	199
Nasdaq, Inc. 5.55%, 2/15/2034	83	87
UBS Group AG (Switzerland)
(SOFR + 1.06%), 4.40%, 9/23/2031 (d) (e)	350	349

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 6.30%, 9/22/2034 (d) (e)	200	218
(SOFR + 1.34%), 5.01%, 3/23/2037 (d) (e)	720	717
		13,325
Chemicals — 0.1%
DuPont de Nemours, Inc.
5.32%, 11/15/2038	1,058	1,084
5.42%, 11/15/2048	400	395
EIDP, Inc. 5.13%, 5/15/2032	560	576
International Flavors & Fragrances, Inc. 2.30%, 11/1/2030 (d)	440	394
LYB International Finance III LLC 1.25%, 10/1/2025	127	127
Nutrien Ltd. (Canada) 5.00%, 4/1/2049	111	101
Sherwin-Williams Co. (The) 4.80%, 9/1/2031	745	761
		3,438
Commercial Services & Supplies — 0.0% ^
Element Fleet Management Corp. (Canada)
6.32%, 12/4/2028 (d)	600	636
5.04%, 3/25/2030 (d)	205	209
		845
Construction & Engineering — 0.0% ^
Quanta Services, Inc. 5.10%, 8/9/2035	395	396
Consumer Finance — 0.3%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	1,265	1,243
6.10%, 1/15/2027	310	317
5.10%, 1/19/2029	165	169
5.00%, 11/15/2035 (f)	265	262
Aircastle Ltd. 5.25%, 3/15/2030 (d)	265	270
American Express Co.
(SOFR + 1.00%), 5.10%, 2/16/2028 (e)	400	405
(SOFR + 1.22%), 4.92%, 7/20/2033 (e)	205	209
(SOFRINDX + 1.32%), 5.44%, 1/30/2036 (e)	320	333
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (d)	650	651
2.13%, 2/21/2026 (d)	110	109
4.25%, 4/15/2026 (d)	20	20
4.38%, 5/1/2026 (d)	207	207
2.53%, 11/18/2027 (d)	480	461
4.95%, 1/15/2028 (d)	265	268
5.15%, 1/15/2030 (d)	1,410	1,427
Capital One Financial Corp.
3.80%, 1/31/2028	200	198
(SOFR + 1.91%), 5.70%, 2/1/2030 (e)	200	208
(SOFR + 1.27%), 2.62%, 11/2/2032 (e)	230	204
(SOFR + 1.63%), 5.20%, 9/11/2036 (e)	275	272
Hyundai Capital Services, Inc. (South Korea) 5.13%, 2/5/2029 (d)	200	204

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
Macquarie Airfinance Holdings Ltd. (United Kingdom)
5.20%, 3/27/2028 (d)	435	442
5.15%, 3/17/2030 (d)	205	208
		8,087
Consumer Staples Distribution & Retail — 0.0% ^
Kroger Co. (The)
5.00%, 9/15/2034	130	131
5.50%, 9/15/2054	100	98
		229
Containers & Packaging — 0.0% ^
Graphic Packaging International LLC 1.51%, 4/15/2026 (d)	238	234
Smurfit Westrock Financing DAC (Ireland) 5.42%, 1/15/2035	395	407
		641
Diversified Consumer Services — 0.0% ^
University of Miami Series 2022, 4.06%, 4/1/2052	110	89
Diversified REITs — 0.0% ^
Safehold GL Holdings LLC 2.85%, 1/15/2032	391	347
WP Carey, Inc.
2.40%, 2/1/2031	163	146
2.45%, 2/1/2032	160	141
2.25%, 4/1/2033	90	75
		709
Diversified Telecommunication Services — 0.1%
AT&T, Inc.
2.30%, 6/1/2027	322	312
3.50%, 6/1/2041	584	467
3.55%, 9/15/2055	369	254
NBN Co. Ltd. (Australia) 2.63%, 5/5/2031 (d)	500	456
Verizon Communications, Inc.
4.78%, 2/15/2035	69	68
2.65%, 11/20/2040	204	148
		1,705
Electric Utilities — 0.8%
Baltimore Gas and Electric Co.
5.40%, 6/1/2053	295	290
5.65%, 6/1/2054	220	225
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	840	865
DTE Electric Co.
Series B, 3.65%, 3/1/2052	170	127
5.40%, 4/1/2053	140	139
DTE Electric Securitization Funding II LLC Series A-2, 6.09%, 9/1/2037	300	324
Duke Energy Corp.
6.10%, 9/15/2053	270	284
5.70%, 9/15/2055	285	284

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Duke Energy Florida LLC 5.95%, 11/15/2052	133	140
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	113	79
Duke Energy Progress LLC 2.90%, 8/15/2051	165	106
Duke Energy Progress SC Storm Funding LLC Series A, 5.40%, 3/1/2044	1,026	1,053
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (d)	85	75
Edison International
5.75%, 6/15/2027	225	228
5.25%, 11/15/2028	700	706
Electricite de France SA (France) 5.95%, 4/22/2034 (d)	350	372
Emera US Finance LP (Canada) 4.75%, 6/15/2046	223	192
Enel Finance International NV (Italy) 5.00%, 9/30/2035 (d)	380	375
Entergy Arkansas LLC 2.65%, 6/15/2051	84	51
Entergy Louisiana LLC
4.00%, 3/15/2033	166	159
2.90%, 3/15/2051	70	45
5.70%, 3/15/2054	150	151
Evergy Metro, Inc. 4.95%, 4/15/2033	323	328
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	668	680
Evergy Missouri West, Inc. 5.15%, 12/15/2027 (d)	279	284
Fells Point Funding Trust 3.05%, 1/31/2027 (d)	630	620
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (d)	210	179
Florida Power & Light Co. 5.30%, 4/1/2053	160	157
Fortis, Inc. (Canada) 3.06%, 10/4/2026	194	192
Indiana Michigan Power Co. 3.25%, 5/1/2051	150	101
Interstate Power and Light Co.
4.95%, 9/30/2034	145	144
5.45%, 9/30/2054	165	160
ITC Holdings Corp.
2.95%, 5/14/2030 (d)	136	127
5.40%, 6/1/2033 (d)	560	580
Jersey Central Power & Light Co.
4.30%, 1/15/2026 (d)	212	212
5.10%, 1/15/2035	115	117
Massachusetts Electric Co. 4.00%, 8/15/2046 (d)	103	83
MidAmerican Energy Co. 5.85%, 9/15/2054	120	126
New England Power Co. (United Kingdom) 2.81%, 10/6/2050 (d)	280	176
NextEra Energy Capital Holdings, Inc. 5.55%, 3/15/2054	440	431
Niagara Mohawk Power Corp. 6.00%, 7/3/2055 (d)	130	134
Northern States Power Co. 5.10%, 5/15/2053	220	209
NRG Energy, Inc.
2.00%, 12/2/2025 (d)	105	104
2.45%, 12/2/2027 (d)	365	350
5.41%, 10/15/2035 (d) (f)	575	577
Ohio Power Co. Series R, 2.90%, 10/1/2051	200	124
Oklahoma Gas and Electric Co. 5.60%, 4/1/2053	291	291
Pacific Gas and Electric Co.
2.95%, 3/1/2026	788	783

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
6.15%, 1/15/2033	300	318
6.40%, 6/15/2033	254	273
5.80%, 5/15/2034	567	588
6.00%, 8/15/2035	1,130	1,183
3.75%, 8/15/2042 (g)	79	60
4.30%, 3/15/2045	80	64
6.75%, 1/15/2053	115	124
5.90%, 10/1/2054	60	58
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	2,760	2,823
Series A-3, 5.54%, 7/15/2047	200	202
Series A-3, 5.53%, 6/1/2049	405	401
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	130	124
Series A-4, 5.21%, 12/1/2047	80	77
Series A-5, 5.10%, 6/1/2052	150	142
PNM Energy Transition Bond Co. I LLC Series A-2, 6.03%, 8/15/2048	390	419
PPL Capital Funding, Inc. 5.25%, 9/1/2034	185	189
PPL Electric Utilities Corp. 5.25%, 5/15/2053	170	166
Public Service Co. of Oklahoma
5.20%, 1/15/2035	80	81
Series K, 3.15%, 8/15/2051	90	59
Public Service Electric and Gas Co. 3.00%, 3/1/2051	455	301
SCE Recovery Funding LLC
Series A-1, 4.70%, 6/15/2040	185	182
Series A-2, 5.11%, 12/15/2047	85	82
Sigeco Securitization I LLC Series A1, 5.03%, 11/15/2036	172	177
Southern California Edison Co.
Series 20C, 1.20%, 2/1/2026	202	200
5.85%, 11/1/2027	286	293
5.45%, 6/1/2031	450	463
Series C, 4.13%, 3/1/2048	131	100
5.70%, 3/1/2053	85	80
5.88%, 12/1/2053	153	148
5.75%, 4/15/2054	530	500
5.90%, 3/1/2055	185	180
Southern Co. (The) 5.20%, 6/15/2033	386	397
Tucson Electric Power Co. 5.50%, 4/15/2053	305	298
Union Electric Co.
5.20%, 4/1/2034	400	412
3.90%, 4/1/2052	191	149
5.45%, 3/15/2053	185	181
Vistra Operations Co. LLC
6.00%, 4/15/2034 (d)	208	219
5.70%, 12/30/2034 (d)	115	119
		25,371

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Entertainment — 0.1%
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	357	354
5.40%, 6/12/2029	670	694
4.00%, 4/14/2032	1,200	1,155
		2,203
Financial Services — 0.1%
Corebridge Financial, Inc. 3.85%, 4/5/2029	115	113
Fiserv, Inc.
5.15%, 8/12/2034	750	759
5.25%, 8/11/2035	40	40
Global Payments, Inc.
3.20%, 8/15/2029	367	348
5.30%, 8/15/2029	70	72
Nationwide Building Society (United Kingdom)
(3-MONTH SOFR + 1.45%), 4.30%, 3/8/2029 (d) (e)	280	280
5.13%, 7/29/2029 (d)	679	699
(SOFR + 1.65%), 5.54%, 7/14/2036 (d) (e)	200	206
NTT Finance Corp. (Japan) 5.17%, 7/16/2032 (d)	540	553
Shell International Finance BV 3.13%, 11/7/2049	215	149
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	457	458
		3,677
Food Products — 0.1%
Bunge Ltd. Finance Corp.
4.65%, 9/17/2034	343	336
5.15%, 8/4/2035	270	273
JBS USA Holding Lux SARL
3.75%, 12/1/2031	320	302
6.75%, 3/15/2034	260	288
5.50%, 1/15/2036 (d)	595	608
6.38%, 4/15/2066 (d)	675	694
JBS USA LUX SARL 5.95%, 4/20/2035 (d)	125	131
Kraft Heinz Foods Co.
4.63%, 10/1/2039	240	219
4.38%, 6/1/2046	132	110
Mars, Inc.
5.00%, 3/1/2032 (d)	250	256
5.65%, 5/1/2045 (d)	540	548
Tyson Foods, Inc. 5.70%, 3/15/2034	230	242
		4,007
Gas Utilities — 0.0% ^
Atmos Energy Corp. 2.85%, 2/15/2052	230	146
CenterPoint Energy Resources Corp. 1.75%, 10/1/2030	202	179
Southern California Gas Co. 6.35%, 11/15/2052	150	163
		488

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Ground Transportation — 0.1%
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	178	159
CSX Corp. 3.80%, 11/1/2046	219	174
ERAC USA Finance LLC 5.20%, 10/30/2034 (d)	220	227
Norfolk Southern Corp. 3.05%, 5/15/2050	215	146
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (d)	700	689
Uber Technologies, Inc. 4.80%, 9/15/2034	170	170
Union Pacific Corp.
3.55%, 8/15/2039	297	253
3.50%, 2/14/2053	190	137
		1,955
Health Care Equipment & Supplies — 0.0% ^
Boston Scientific Corp. 4.55%, 3/1/2039	68	65
DH Europe Finance II SARL 3.25%, 11/15/2039	119	98
Solventum Corp. 5.60%, 3/23/2034	394	410
		573
Health Care Providers & Services — 0.2%
AHS Hospital Corp. 5.02%, 7/1/2045	140	134
Banner Health 1.90%, 1/1/2031	288	255
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	115	75
Cencora, Inc.
5.13%, 2/15/2034	850	870
4.25%, 3/1/2045	650	546
Children's Hospital of Philadelphia (The) Series 2020, 2.70%, 7/1/2050	215	135
Cigna Group (The)
5.13%, 5/15/2031	670	693
5.25%, 1/15/2036	740	749
CommonSpirit Health
1.55%, 10/1/2025	75	75
2.78%, 10/1/2030	170	157
3.91%, 10/1/2050	75	56
CVS Health Corp. 5.25%, 2/21/2033	250	256
Hackensack Meridian Health, Inc. Series 2020, 2.68%, 9/1/2041	350	249
HCA, Inc.
3.63%, 3/15/2032	125	117
5.60%, 4/1/2034	250	260
5.45%, 9/15/2034	345	354
5.75%, 3/1/2035	300	314
5.50%, 6/15/2047	140	134
3.50%, 7/15/2051	128	88
5.95%, 9/15/2054	145	145
6.10%, 4/1/2064	470	472
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	150	110
MyMichigan Health Series 2020, 3.41%, 6/1/2050	45	32
PeaceHealth Obligated Group Series 2020, 3.22%, 11/15/2050	160	103
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	215	137

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
UnitedHealth Group, Inc. 5.88%, 2/15/2053	105	108
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	340	217
		6,841
Health Care REITs — 0.0% ^
DOC DR LLC 2.63%, 11/1/2031	130	116
Healthpeak OP LLC 2.13%, 12/1/2028	323	302
		418
Hotels, Restaurants & Leisure — 0.0% ^
Darden Restaurants, Inc. 4.55%, 10/15/2029	500	503
Starbucks Corp.
4.80%, 2/15/2033	330	334
3.35%, 3/12/2050	214	148
		985
Independent Power and Renewable Electricity Producers — 0.0% ^
AES Corp. (The) 5.80%, 3/15/2032	375	388
Constellation Energy Generation LLC
5.80%, 3/1/2033	49	52
5.75%, 10/1/2041	205	211
Southern Power Co. 5.15%, 9/15/2041	230	221
		872
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 5.25%, 3/1/2054	300	289
Industrial REITs — 0.0% ^
Goodman US Finance Six LLC (Australia) 5.13%, 10/7/2034 (d)	155	156
Prologis LP 5.25%, 3/15/2054	374	362
		518
Insurance — 0.2%
Aon North America, Inc.
5.45%, 3/1/2034	450	469
5.75%, 3/1/2054	110	111
Arthur J Gallagher & Co. 5.75%, 7/15/2054	500	498
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	180	141
Brown & Brown, Inc.
2.38%, 3/15/2031	422	375
6.25%, 6/23/2055	440	463
CNO Global Funding 5.88%, 6/4/2027 (d)	800	821
Corebridge Global Funding 4.90%, 8/21/2032 (d)	145	146
Empower Finance 2020 LP (Canada) 3.08%, 9/17/2051 (d)	316	205
F&G Annuities & Life, Inc. 6.50%, 6/4/2029	150	156
Jackson National Life Global Funding 3.05%, 4/29/2026 (d)	500	497
Mutual of Omaha Cos. Global Funding 5.45%, 12/12/2028 (d)	400	414
Nationwide Mutual Insurance Co. 8.25%, 12/1/2031 (d)	400	469
New York Life Insurance Co. 3.75%, 5/15/2050 (d)	538	406
Northwestern Mutual Global Funding 5.16%, 5/28/2031 (d)	680	706

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
Principal Financial Group, Inc. 4.11%, 2/15/2028 (d)	160	159
Protective Life Global Funding 5.47%, 12/8/2028 (d)	386	400
Teachers Insurance & Annuity Association of America
4.27%, 5/15/2047 (d)	110	91
3.30%, 5/15/2050 (d)	429	296
		6,823
Interactive Media & Services — 0.0% ^
Meta Platforms, Inc.
5.60%, 5/15/2053	260	264
5.40%, 8/15/2054	235	232
		496
IT Services — 0.0% ^
Accenture Capital, Inc. 4.50%, 10/4/2034	190	187
CGI, Inc. (Canada) 1.45%, 9/14/2026	204	199
		386
Machinery — 0.0% ^
Otis Worldwide Corp. 3.11%, 2/15/2040	294	229
Media — 0.1%
Charter Communications Operating LLC
2.80%, 4/1/2031	302	273
5.85%, 12/1/2035	355	358
3.50%, 3/1/2042	160	115
3.70%, 4/1/2051	467	308
Comcast Corp.
4.65%, 2/15/2033	390	392
3.25%, 11/1/2039	380	303
2.80%, 1/15/2051	380	232
5.35%, 5/15/2053	730	685
		2,666
Metals & Mining — 0.1%
Anglo American Capital plc (South Africa) 5.75%, 4/5/2034 (d)	645	676
Corp. Nacional del Cobre de Chile (Chile) 6.44%, 1/26/2036 (d)	200	216
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (d)	346	316
5.63%, 4/4/2034 (d)	260	271
Steel Dynamics, Inc. 1.65%, 10/15/2027	275	261
		1,740
Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co. 2.85%, 5/15/2051	204	130
Consumers Energy Co. 4.63%, 5/15/2033	285	285
DTE Energy Co. 5.10%, 3/1/2029	700	717
Engie SA (France) 5.63%, 4/10/2034 (d)	790	822
Public Service Enterprise Group, Inc. 5.45%, 4/1/2034	220	228

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — continued
Puget Energy, Inc.
2.38%, 6/15/2028	258	245
5.73%, 3/15/2035	170	175
San Diego Gas & Electric Co. 2.95%, 8/15/2051	350	228
Southern Co. Gas Capital Corp.
Series B, 5.10%, 9/15/2035	205	206
Series 21A, 3.15%, 9/30/2051	160	104
WEC Energy Group, Inc. 1.38%, 10/15/2027	236	224
		3,364
Office REITs — 0.0% ^
COPT Defense Properties LP 2.75%, 4/15/2031	271	245
Oil, Gas & Consumable Fuels — 0.4%
Aker BP ASA (Norway)
5.13%, 10/1/2034 (d)	170	167
5.80%, 10/1/2054 (d)	150	139
APA Infrastructure Ltd. (Australia) 5.13%, 9/16/2034 (d)	490	497
BP Capital Markets America, Inc.
2.77%, 11/10/2050	208	131
3.00%, 3/17/2052	75	49
Cheniere Energy Partners LP 5.55%, 10/30/2035 (d)	190	194
Cheniere Energy, Inc. 5.65%, 4/15/2034	180	186
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/2031 (d)	118	120
5.68%, 1/15/2034 (d)	157	162
Columbia Pipelines Operating Co. LLC
5.44%, 2/15/2035 (d)	680	693
5.96%, 2/15/2055 (d)	470	466
ConocoPhillips Co. 5.50%, 1/15/2055	350	343
Coterra Energy, Inc.
3.90%, 5/15/2027	140	139
5.40%, 2/15/2035	305	307
Devon Energy Corp. 5.75%, 9/15/2054	125	116
Eastern Energy Gas Holdings LLC 6.20%, 1/15/2055	165	173
Enbridge, Inc. (Canada)
5.70%, 3/8/2033	200	210
5.63%, 4/5/2034	375	391
Energy Transfer LP
5.25%, 7/1/2029	350	360
5.00%, 5/15/2044 (g)	525	464
Eni SpA (Italy) 5.95%, 5/15/2054 (d)	200	200
Enterprise Products Operating LLC
4.95%, 2/15/2035	550	555
4.45%, 2/15/2043	317	280
Exxon Mobil Corp. 3.00%, 8/16/2039	643	514
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (d)	177	150

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (d)	500	499
3.45%, 10/15/2027 (d)	306	302
Kinder Morgan, Inc. 7.80%, 8/1/2031	550	638
MPLX LP
5.50%, 6/1/2034	315	321
5.40%, 4/1/2035	70	71
4.50%, 4/15/2038	226	204
NGPL PipeCo LLC 3.25%, 7/15/2031 (d)	195	177
Northern Natural Gas Co. 5.63%, 2/1/2054 (d)	50	49
ONEOK, Inc. 4.75%, 10/15/2031	560	560
Ovintiv, Inc. 6.25%, 7/15/2033	450	475
Pioneer Natural Resources Co. 2.15%, 1/15/2031	245	220
Plains All American Pipeline LP 5.95%, 6/15/2035	335	350
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027	95	96
5.03%, 10/1/2029	105	106
Targa Resources Corp. 4.90%, 9/15/2030	573	582
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	429	325
TransCanada PipeLines Ltd. (Canada) 5.85%, 3/15/2036	400	421
Western Midstream Operating LP 5.25%, 2/1/2050 (g)	100	87
Williams Cos., Inc. (The)
5.65%, 3/15/2033	150	157
5.60%, 3/15/2035	230	239
6.00%, 3/15/2055	60	62
		12,947
Passenger Airlines — 0.0% ^
United Airlines Pass-Through Trust Series 2016-2, Class A, 3.10%, 10/7/2028	162	154
Personal Care Products — 0.0% ^
Haleon US Capital LLC 4.00%, 3/24/2052	350	280
Pharmaceuticals — 0.1%
AstraZeneca plc (United Kingdom) 6.45%, 9/15/2037	50	57
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	265	240
3.70%, 3/15/2052	205	153
5.55%, 2/22/2054	32	32
5.65%, 2/22/2064	295	293
Eli Lilly & Co. 5.00%, 2/9/2054	600	568
Merck & Co., Inc.
2.35%, 6/24/2040	312	224
4.00%, 3/7/2049	60	49
2.90%, 12/10/2061	65	39
Pfizer Investment Enterprises Pte. Ltd. 5.30%, 5/19/2053	400	386
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040	1,065	813
3.18%, 7/9/2050	200	135

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	137	136
Zoetis, Inc. 5.60%, 11/16/2032	287	305
		3,430
Professional Services — 0.0% ^
Verisk Analytics, Inc. 5.75%, 4/1/2033	180	191
Residential REITs — 0.0% ^
Essex Portfolio LP 5.50%, 4/1/2034	110	114
UDR, Inc. 2.10%, 8/1/2032	416	355
		469
Retail REITs — 0.1%
Brixmor Operating Partnership LP
2.25%, 4/1/2028	170	162
2.50%, 8/16/2031	100	89
NNN REIT, Inc.
5.60%, 10/15/2033	100	104
5.50%, 6/15/2034	170	176
Scentre Group Trust 1 (Australia) 3.63%, 1/28/2026 (d)	565	564
		1,095
Semiconductors & Semiconductor Equipment — 0.2%
Analog Devices, Inc. 2.80%, 10/1/2041	224	166
Broadcom, Inc.
1.95%, 2/15/2028 (d)	470	448
5.05%, 7/12/2029	650	669
5.15%, 11/15/2031	560	582
4.55%, 2/15/2032	323	325
4.80%, 2/15/2036	590	588
3.19%, 11/15/2036 (d)	279	238
Intel Corp.
3.73%, 12/8/2047	175	129
3.25%, 11/15/2049	170	113
3.05%, 8/12/2051	170	108
KLA Corp. 3.30%, 3/1/2050	470	336
Marvell Technology, Inc. 5.45%, 7/15/2035	1,258	1,297
NXP BV (Netherlands)
5.00%, 1/15/2033	260	263
3.25%, 5/11/2041	340	260
Texas Instruments, Inc. 5.05%, 5/18/2063	198	184
		5,706
Software — 0.2%
Cadence Design Systems, Inc. 4.70%, 9/10/2034	445	444
Oracle Corp.
4.80%, 9/26/2032	390	390
4.90%, 2/6/2033	230	232
3.80%, 11/15/2037	680	588
3.65%, 3/25/2041	1,000	801

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Software — continued
5.88%, 9/26/2045	375	376
3.60%, 4/1/2050	270	190
6.00%, 8/3/2055	325	326
Roper Technologies, Inc. 1.75%, 2/15/2031	218	190
Synopsys, Inc.
5.00%, 4/1/2032	250	256
5.70%, 4/1/2055	325	328
VMware LLC
1.40%, 8/15/2026	394	385
4.70%, 5/15/2030	364	369
		4,875
Specialized REITs — 0.1%
American Tower Corp.
5.20%, 2/15/2029	440	453
1.88%, 10/15/2030	1,039	919
Crown Castle, Inc. 5.80%, 3/1/2034	130	137
CubeSmart LP 2.00%, 2/15/2031	505	441
		1,950
Specialty Retail — 0.0% ^
Home Depot, Inc. (The) 3.63%, 4/15/2052	180	135
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
3.45%, 2/9/2045	400	317
2.70%, 8/5/2051	415	265
Dell International LLC
6.20%, 7/15/2030	850	912
5.30%, 4/1/2032	740	764
		2,258
Tobacco — 0.0% ^
Altria Group, Inc. 2.45%, 2/4/2032	340	299
BAT Capital Corp. (United Kingdom) 4.39%, 8/15/2037	255	234
		533
Trading Companies & Distributors — 0.0% ^
Aviation Capital Group LLC 5.13%, 4/10/2030 (d)	260	264
Water Utilities — 0.0% ^
American Water Capital Corp. 5.45%, 3/1/2054	600	592
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV (Mexico) 2.88%, 5/7/2030	220	205
T-Mobile USA, Inc.
2.55%, 2/15/2031	710	645

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Wireless Telecommunication Services — continued
3.40%, 10/15/2052	540	370
Vodafone Group plc (United Kingdom) 5.75%, 6/28/2054	350	345
		1,565
Total Corporate Bonds (Cost $212,797)		208,177
Mortgage-Backed Securities — 5.5%
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	1,440	1,348
Pool # WA1626, 3.45%, 8/1/2032	1,138	1,081
Pool # WN3225, 3.80%, 10/1/2034	740	704
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	453	428
Pool # QA3570, 2.50%, 10/1/2049	170	145
Pool # QA5290, 2.50%, 12/1/2049	1,519	1,295
Pool # QA6772, 3.50%, 1/1/2050	228	212
Pool # QA9530, 2.50%, 5/1/2050	509	436
Pool # QB4026, 2.50%, 10/1/2050	1,284	1,105
Pool # QB4045, 2.50%, 10/1/2050	835	716
Pool # QB4484, 2.50%, 10/1/2050	583	501
Pool # QB4542, 2.50%, 10/1/2050	457	393
Pool # QB5092, 2.50%, 11/1/2050	361	311
Pool # QB8503, 2.50%, 2/1/2051	693	589
Pool # SD4767, 2.50%, 2/1/2051	1,253	1,070
Pool # QC9443, 2.50%, 10/1/2051	627	536
Pool # RA6132, 2.50%, 10/1/2051	1,687	1,431
Pool # SD2841, 2.50%, 10/1/2051	1,426	1,214
Pool # SD0781, 3.00%, 11/1/2051	1,840	1,631
Pool # QD5778, 3.00%, 1/1/2052	662	588
Pool # SD5768, 3.00%, 1/1/2052	2,243	1,988
Pool # QD4686, 4.00%, 1/1/2052	233	221
Pool # QD7596, 2.50%, 2/1/2052	2,208	1,883
Pool # RA6815, 2.50%, 2/1/2052	1,859	1,584
Pool # RA6959, 2.50%, 3/1/2052	795	679
Pool # SD3952, 2.50%, 3/1/2052	1,467	1,252
Pool # QE1637, 4.00%, 5/1/2052	238	228
Pool # QE1832, 4.50%, 5/1/2052	331	329
Pool # SD4119, 3.00%, 8/1/2052	1,229	1,094
Pool # SD3684, 4.50%, 11/1/2052	1,961	1,918
Pool # QH9763, 6.00%, 1/1/2054	428	445
Pool # QH9845, 6.00%, 2/1/2054	2,094	2,158
Pool # SD7018, 4.50%, 3/1/2054	1,890	1,852
FNMA UMBS, 20 Year Pool # MA4016, 2.50%, 5/1/2040	1,232	1,122
FNMA UMBS, 30 Year
Pool # CA2826, 5.50%, 12/1/2048	697	714
Pool # BK2113, 2.50%, 3/1/2050	468	398
Pool # CA5658, 2.50%, 5/1/2050	149	127

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # FM3118, 3.00%, 5/1/2050	359	322
Pool # BP8608, 2.50%, 6/1/2050	318	271
Pool # BP9250, 2.50%, 7/1/2050	1,230	1,053
Pool # FM3778, 2.50%, 8/1/2050	251	215
Pool # FP0059, 2.50%, 8/1/2050	1,046	886
Pool # BP6749, 2.50%, 9/1/2050	1,456	1,239
Pool # BQ2894, 3.00%, 9/1/2050	648	578
Pool # BQ3996, 2.50%, 10/1/2050	571	490
Pool # BQ5243, 3.50%, 10/1/2050	222	205
Pool # CA7398, 3.50%, 10/1/2050	762	705
Pool # BP7667, 2.50%, 12/1/2050	759	651
Pool # BR4318, 3.00%, 1/1/2051	86	77
Pool # CA8637, 4.00%, 1/1/2051	1,288	1,235
Pool # FM7082, 2.00%, 4/1/2051	736	602
Pool # FM6856, 2.50%, 4/1/2051	330	281
Pool # CB0189, 3.00%, 4/1/2051	312	277
Pool # CB0458, 2.50%, 5/1/2051	485	413
Pool # FS7655, 2.50%, 5/1/2051	1,243	1,056
Pool # BT0122, 2.50%, 6/1/2051	233	198
Pool # FM7916, 2.50%, 6/1/2051	404	345
Pool # CB1301, 2.50%, 8/1/2051	754	644
Pool # FM8247, 2.50%, 8/1/2051	422	361
Pool # CB1566, 2.50%, 9/1/2051	1,465	1,237
Pool # FM8659, 2.50%, 9/1/2051	804	685
Pool # CB1873, 3.00%, 10/1/2051	1,690	1,497
Pool # FS4624, 2.50%, 11/1/2051	362	307
Pool # CB2313, 2.50%, 12/1/2051	470	401
Pool # FS2559, 3.00%, 12/1/2051	1,347	1,193
Pool # CB2637, 2.50%, 1/1/2052	733	626
Pool # FS9143, 2.50%, 1/1/2052	2,562	2,168
Pool # FS0331, 3.00%, 1/1/2052	2,143	1,900
Pool # BV4831, 3.00%, 2/1/2052	402	354
Pool # FS7749, 3.00%, 2/1/2052	1,325	1,177
Pool # BV0295, 3.50%, 2/1/2052	874	809
Pool # BV3950, 4.00%, 2/1/2052	417	396
Pool # FS4476, 3.00%, 5/1/2052	2,831	2,494
Pool # CB3608, 3.50%, 5/1/2052	2,305	2,113
Pool # BV6743, 4.50%, 5/1/2052	311	307
Pool # BV9515, 6.00%, 6/1/2052	406	420
Pool # BY4714, 5.00%, 6/1/2053	987	982
Pool # BY4761, 5.00%, 6/1/2053	387	385
Pool # BY9327, 6.00%, 11/1/2053	1,164	1,193
Pool # DA7753, 5.50%, 1/1/2054	198	202
Pool # DA0425, 6.00%, 2/1/2054	463	477
Pool # DA7754, 6.00%, 2/1/2054	1,839	1,894
Pool # DA9487, 6.00%, 2/1/2054	1,043	1,072
Pool # CB8334, 5.50%, 4/1/2054	1,645	1,665
Pool # DB6037, 5.50%, 5/1/2054	649	656

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
FNMA, Other
Pool # BS7576, 4.86%, 12/1/2027	619	629
Pool # AM3010, 5.07%, 3/1/2028	486	496
Pool # BL8639, 1.09%, 4/1/2028	662	615
Pool # BS6144, 3.97%, 1/1/2029	1,505	1,503
Pool # AM5319, 4.34%, 1/1/2029	437	442
Pool # BS8149, 4.97%, 9/1/2029	900	927
Pool # BS7604, 5.16%, 10/1/2029	589	609
Pool # BS0448, 1.27%, 12/1/2029	938	834
Pool # AN7593, 2.99%, 12/1/2029	275	263
Pool # AN8285, 3.11%, 3/1/2030	282	271
Pool # BS0154, 1.28%, 4/1/2030	271	240
Pool # AM8544, 3.08%, 4/1/2030	124	119
Pool # BS7168, 4.57%, 6/1/2030	848	861
Pool # BZ0896, 5.43%, 7/1/2030	1,246	1,304
Pool # BL9251, 1.45%, 10/1/2030	738	650
Pool # AM4789, 4.18%, 11/1/2030	238	238
Pool # BL9891, 1.37%, 12/1/2030	510	446
Pool # BL9494, 1.46%, 12/1/2030	280	244
Pool # BS0596, 1.38%, 1/1/2031	1,690	1,476
Pool # BS7121, 5.15%, 3/1/2031	1,178	1,223
Pool # BS6203, 4.26%, 4/1/2031	563	560
Pool # BS8442, 4.74%, 4/1/2031	1,101	1,126
Pool # BS7813, 4.83%, 6/1/2031	772	793
Pool # BS7167, 4.64%, 7/1/2031	1,611	1,640
Pool # BS7437, 5.04%, 8/1/2031	870	902
Pool # BS5580, 3.68%, 1/1/2032	1,050	1,015
Pool # BS4654, 2.39%, 3/1/2032	839	753
Pool # BL5680, 2.44%, 3/1/2032	1,363	1,225
Pool # BZ2434, 4.95%, 3/1/2032	2,484	2,549
Pool # BS7642, 5.15%, 5/1/2032	399	414
Pool # AN5952, 3.01%, 7/1/2032	356	332
Pool # AN6149, 3.14%, 7/1/2032	1,485	1,387
Pool # BS5530, 3.30%, 7/1/2032	1,662	1,566
Pool # BS6345, 3.91%, 8/1/2032	500	487
Pool # BZ0884, 5.37%, 9/1/2032	1,294	1,356
Pool # BM3226, 3.45%, 10/1/2032 (h)	1,254	1,203
Pool # BS6822, 3.81%, 10/1/2032	960	931
Pool # BS8528, 4.31%, 10/1/2032	1,888	1,879
Pool # BS6954, 4.93%, 10/1/2032	767	793
Pool # BM6491, 1.46%, 11/1/2032 (h)	3,850	3,216
Pool # BM6492, 1.51%, 11/1/2032 (h)	2,321	1,945
Pool # BS6819, 4.12%, 11/1/2032	1,100	1,086
Pool # BS7090, 4.45%, 12/1/2032	1,028	1,034
Pool # AN7923, 3.33%, 1/1/2033	565	530
Pool # BS8428, 4.41%, 1/1/2033	1,300	1,298
Pool # BS7398, 4.74%, 2/1/2033	835	849
Pool # BS5357, 3.41%, 3/1/2033	770	719

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AN9067, 3.51%, 5/1/2033	310	294
Pool # BS8416, 4.56%, 5/1/2033	605	612
Pool # BS5511, 3.45%, 8/1/2033	1,006	940
Pool # BS5127, 3.15%, 9/1/2033	580	529
Pool # BL1012, 4.03%, 12/1/2033	300	293
Pool # BL0900, 4.08%, 2/1/2034	245	239
Pool # BZ0430, 4.32%, 2/1/2034	1,705	1,692
Pool # BL7124, 1.93%, 6/1/2035	658	544
Pool # BZ0217, 5.22%, 8/1/2035	1,133	1,182
Pool # AN0375, 3.76%, 12/1/2035	626	595
Pool # AN4430, 3.61%, 1/1/2037	524	505
Pool # BF0045, 4.50%, 3/1/2052	188	183
Pool # BF0109, 4.00%, 2/1/2056	326	309
Pool # BF0091, 3.50%, 5/1/2056	834	758
Pool # BF0108, 4.50%, 6/1/2056	383	375
Pool # BF0219, 3.50%, 9/1/2057	1,450	1,314
Pool # BF0230, 5.50%, 1/1/2058	1,155	1,201
Pool # BF0497, 3.00%, 7/1/2060	549	479
Pool # BF0537, 3.00%, 3/1/2061	1,281	1,099
Pool # BF0561, 3.00%, 9/1/2061	1,662	1,425
Pool # BF0578, 2.50%, 12/1/2061	3,386	2,761
Pool # BF0580, 3.50%, 12/1/2061	417	377
Pool # BF0732, 2.50%, 6/1/2063	1,712	1,417
Pool # BF0733, 3.00%, 6/1/2063	1,547	1,327
GNMA II, 30 Year
Pool # BY3432, 3.50%, 9/20/2050	816	744
Pool # BR3929, 3.50%, 10/20/2050	364	332
Pool # BW1726, 3.50%, 10/20/2050	474	432
Pool # BS8546, 2.50%, 12/20/2050	1,228	1,048
Pool # BR3928, 3.00%, 12/20/2050	605	549
Pool # BU7538, 3.00%, 12/20/2050	341	310
Pool # 785294, 3.50%, 1/20/2051	1,182	1,063
Pool # CA8452, 3.00%, 2/20/2051	1,741	1,567
Pool # CA9005, 3.00%, 2/20/2051	322	296
Pool # CB1543, 3.00%, 2/20/2051	1,279	1,142
Pool # CA3588, 3.50%, 2/20/2051	1,369	1,249
Pool # CB1536, 3.50%, 2/20/2051	1,360	1,247
Pool # CB1542, 3.00%, 3/20/2051	841	751
Pool # CB4433, 3.00%, 3/20/2051	1,338	1,176
Pool # CC0070, 3.00%, 3/20/2051	220	201
Pool # CC8726, 3.00%, 3/20/2051	267	239
Pool # CC8738, 3.00%, 3/20/2051	325	291
Pool # CC8723, 3.50%, 3/20/2051	1,791	1,634
Pool # CC0088, 4.00%, 3/20/2051	76	72
Pool # CC0092, 4.00%, 3/20/2051	180	171
Pool # CC8727, 3.00%, 4/20/2051	444	397
Pool # CC8739, 3.00%, 4/20/2051	1,196	1,069
Pool # CC8740, 3.00%, 4/20/2051	975	871

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CC8751, 3.00%, 4/20/2051	209	187
Pool # CA3563, 3.50%, 7/20/2051	846	781
Pool # CE2586, 3.50%, 7/20/2051	1,228	1,120
Pool # CK1527, 3.50%, 12/20/2051	955	876
Pool # CJ8184, 3.50%, 1/20/2052	1,029	939
Pool # CK2660, 3.00%, 2/20/2052	542	484
Pool # CK2716, 3.50%, 2/20/2052	816	734
Pool # CK8295, 5.00%, 3/20/2052	506	502
Pool # CN3557, 4.50%, 5/20/2052	493	485
Pool # MA8148, 3.00%, 7/20/2052	97	87
Pool # MA8200, 4.00%, 8/20/2052	217	206
Pool # CN3127, 5.00%, 8/20/2052	478	477
Pool # MA8874, 3.00%, 5/20/2053	1,112	1,006
Pool # CU6748, 6.00%, 9/20/2053	949	976
Pool # MA9419, 3.50%, 1/20/2054	215	199
Pool # MA9484, 3.50%, 2/20/2054	273	250
Pool # DA2721, 5.50%, 3/20/2054	330	335
Pool # DD7557, 6.50%, 9/20/2054	728	764
GNMA II, Other
Pool # CT6280, 3.50%, 2/20/2062	602	540
Pool # CU1093, 5.50%, 6/20/2063	301	302
Pool # CV1712, 5.50%, 6/20/2063	313	313
Pool # CU1092, 6.00%, 6/20/2063	405	411
Pool # CT6283, 6.00%, 7/20/2063	766	777
Pool # CW0095, 6.00%, 7/20/2063	537	545
Pool # 785183, 2.94%, 10/20/2070 (h)	646	586
Total Mortgage-Backed Securities (Cost $174,709)		168,601
Asset-Backed Securities — 3.0%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (d)	145	136
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (d)	815	796
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	518	502
Series 2016-3, Class AA, 3.00%, 10/15/2028	361	347
Series 2017-2, Class A, 3.60%, 10/15/2029	1,242	1,180
Series 2021-1, Class B, 3.95%, 7/11/2030	659	630
American Credit Acceptance Receivables Trust
Series 2023-1, Class D, 6.35%, 4/12/2029 (d)	325	329
Series 2024-1, Class D, 5.86%, 5/13/2030 (d)	765	778
AMSR Trust
Series 2025-SFR2, Class C, 4.28%, 11/17/2030 (d) (f)	1,554	1,498
Series 2021-SFR2, Class E2, 2.58%, 8/17/2038 (d)	330	322
Series 2024-SFR1, Class D, 4.29%, 7/17/2041 (d) (g)	895	867
Series 2024-SFR2, Class D, 4.15%, 11/17/2041 (d)	655	626
Aqua Finance Issuer Trust
Series 2025-A, Class B, 5.56%, 12/19/2050 (d)	1,175	1,194
Series 2025-A, Class C, 5.81%, 12/19/2050 (d)	465	471
Aqua Finance Trust Series 2020-AA, Class C, 3.97%, 7/17/2046 (d)	214	209

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Avis Budget Rental Car Funding AESOP LLC
Series 2024-2A, Class B, 5.57%, 10/20/2028 (d)	800	815
Series 2024-1A, Class A, 5.36%, 6/20/2030 (d)	580	600
Bridge Trust
Series 2024-SFR1, Class C, 4.30%, 8/17/2040 (d)	1,200	1,158
Series 2024-SFR1, Class D, 4.30%, 8/17/2040 (d)	1,380	1,319
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class C, 5.70%, 7/16/2029	1,545	1,563
Series 2024-1, Class D, 6.03%, 11/15/2029	580	591
Series 2024-2, Class C, 6.07%, 2/15/2030	825	840
Series 2024-3, Class D, 5.83%, 5/15/2030	625	638
Series 2025-1, Class D, 5.64%, 11/15/2030	1,635	1,665
Business Jet Securities LLC
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (d)	363	360
Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (d)	1,463	1,469
BXG Receivables Note Trust Series 2020-A, Class A, 1.55%, 2/28/2036 (d)	125	121
Cascade MH Asset Trust
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (d)	694	629
Series 2024-MH1, Class A1, 5.69%, 11/25/2056 (d) (h)	690	711
Cherry Securitization Trust Series 2024-1A, Class A, 5.70%, 4/15/2032 (d)	620	626
Consumer Portfolio Services Auto Trust Series 2025-B, Class D, 5.56%, 7/15/2031 (d)	1,615	1,635
Continental Finance Credit Card ABS Master Trust Series 2024-A, Class A, 5.78%, 12/15/2032 (d)	735	746
Credit Acceptance Auto Loan Trust
Series 2023-5A, Class B, 6.71%, 2/15/2034 (d)	600	615
Series 2024-2A, Class C, 6.70%, 10/16/2034 (d)	1,720	1,782
Series 2024-3A, Class B, 4.85%, 11/15/2034 (d)	1,300	1,304
Crossroads Asset Trust Series 2025-A, Class A2, 4.91%, 2/20/2032 (d)	660	664
CVS Pass-Through Trust Series 2014, 4.16%, 8/11/2036 (d)	91	86
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (d)	480	474
Delta Air Lines Pass-Through Trust Series 2020-1, Class A, 2.50%, 6/10/2028	472	450
Drive Auto Receivables Trust
Series 2024-1, Class C, 5.43%, 11/17/2031	365	370
Series 2025-2, Class D, 4.90%, 12/15/2032	1,780	1,779
DT Auto Owner Trust Series 2023-2A, Class D, 6.62%, 2/15/2029 (d)	460	471
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class B, 1.74%, 8/27/2035 (d)	145	138
Series 2021-A, Class C, 2.09%, 8/27/2035 (d)	65	62
Enterprise Fleet Financing LLC Series 2024-1, Class A3, 5.16%, 9/20/2030 (d)	375	382
Exeter Automobile Receivables Trust
Series 2023-5A, Class C, 6.85%, 1/16/2029	470	479
Series 2024-1A, Class D, 5.84%, 6/17/2030	585	598
Series 2025-4A, Class C, 4.57%, 6/16/2031	2,200	2,202
Series 2025-3A, Class C, 5.09%, 10/15/2031	1,964	1,988
Exeter Select Automobile Receivables Trust Series 2025-1, Class C, 5.40%, 8/15/2031	1,621	1,655
FHF Issuer Trust Series 2024-1A, Class A2, 5.69%, 2/15/2030 (d)	470	474
FHF Trust Series 2023-1A, Class A2, 6.57%, 6/15/2028 (d)	176	177
FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (d)	1,145	1,111

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (d)	395	391
Flagship Credit Auto Trust Series 2023-1, Class C, 5.43%, 5/15/2029 (d)	930	921
FMC GMSR Issuer Trust Series 2021-GT2, Class A, 3.85%, 10/25/2026 (d) (h)	720	693
Foundation Finance Trust
Series 2023-2A, Class A, 6.53%, 6/15/2049 (d)	535	559
Series 2024-2A, Class A, 4.60%, 3/15/2050 (d)	478	479
Series 2024-2A, Class B, 4.93%, 3/15/2050 (d)	235	236
GLS Auto Select Receivables Trust Series 2024-1A, Class C, 5.69%, 3/15/2030 (d)	205	210
GS Mortgage-Backed Securities Trust Series 2025-SL1, Class A1, 5.85%, 11/25/2067 (d) (h)	1,979	1,996
Hilton Grand Vacations Trust Series 2024-1B, Class C, 6.62%, 9/15/2039 (d)	213	218
HINNT LLC
Series 2022-A, Class B, 4.65%, 5/15/2041 (d)	167	166
Series 2024-A, Class B, 5.84%, 3/15/2043 (d)	510	519
Series 2024-A, Class C, 6.32%, 3/15/2043 (d)	612	621
Home Partners of America Trust
Series 2021-2, Class C, 2.40%, 12/17/2026 (d)	1,084	1,052
Series 2021-3, Class D, 3.00%, 1/17/2041 (d)	616	576
Huntington Bank Auto Credit-Linked Notes Series 2024-1, Class B1, 6.15%, 5/20/2032 (d)	127	129
Invitation Homes Trust Series 2024-SFR1, Class B, 4.00%, 9/17/2041 (d)	530	514
LAD Auto Receivables Trust Series 2023-4A, Class C, 6.76%, 3/15/2029 (d)	540	558
Lendmark Funding Trust Series 2024-1A, Class B, 5.88%, 6/21/2032 (d)	560	569
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 3/20/2036 (d)	1,065	1,043
Series 2024-AA, Class C, 6.00%, 9/22/2036 (d)	497	508
Series 2025-AA, Class A, 4.98%, 5/20/2038 (d)	1,282	1,296
MVW LLC
Series 2021-2A, Class C, 2.23%, 5/20/2039 (d)	357	338
Series 2021-1WA, Class B, 1.44%, 1/22/2041 (d)	47	45
Series 2025-1A, Class B, 5.21%, 9/22/2042 (d)	512	519
Series 2025-1A, Class C, 5.75%, 9/22/2042 (d)	1,365	1,375
Series 2024-1A, Class B, 5.51%, 2/20/2043 (d)	254	258
Series 2024-1A, Class C, 6.20%, 2/20/2043 (d)	306	311
NRZ Excess Spread-Collateralized Notes Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (d)	217	216
Octane Receivables Trust
Series 2021-2A, Class C, 2.53%, 5/21/2029 (d)	1,060	1,050
Series 2023-1A, Class C, 6.37%, 9/20/2029 (d)	555	564
Series 2024-2A, Class C, 5.90%, 7/20/2032 (d)	1,470	1,501
OneMain Direct Auto Receivables Trust
Series 2022-1A, Class B, 5.07%, 6/14/2029 (d)	475	477
Series 2023-1A, Class A, 5.41%, 11/14/2029 (d)	715	721
OneMain Financial Issuance Trust Series 2020-2A, Class D, 3.45%, 9/14/2035 (d)	260	249
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (d)	563	552
Series 2025-A, Class B, 5.30%, 2/8/2033 (d)	270	270
Series 2025-A, Class C, 5.89%, 2/8/2033 (d)	200	200
Pagaya AI Debt Selection Trust Series 2021-HG1, Class A, 1.22%, 1/16/2029 (d)	4	4
Pagaya AI Technology in Housing Trust Series 2023-1, Class C, 3.60%, 10/25/2040 (d)	975	921
PRET LLC Series 2021-RN4, Class A1, 5.49%, 10/25/2051 (d) (h)	763	763

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Progress Residential Trust
Series 2024-SFR5, Class A, 3.00%, 8/9/2029 (d)	805	762
Series 2024-SFR5, Class D, 3.38%, 8/9/2029 (d) (h)	605	565
Series 2024-SFR5, Class E1, 3.38%, 8/9/2029 (d) (h)	1,360	1,257
Series 2023-SFR1, Class D, 4.65%, 3/17/2040 (d)	935	923
Series 2024-SFR1, Class E1, 3.85%, 2/17/2041 (d)	285	269
Series 2024-SFR2, Class D, 3.40%, 4/17/2041 (d) (h)	220	207
Series 2024-SFR2, Class E1, 3.40%, 4/17/2041 (d) (h)	355	329
Series 2024-SFR3, Class C, 3.50%, 6/17/2041 (d)	780	740
Series 2025-SFR3, Class A, 3.39%, 7/17/2042 (d)	2,170	2,056
Series 2025-SFR5, Class A, 3.85%, 10/17/2042 (d)	2,900	2,794
Series 2025-SFR5, Class B, 4.00%, 10/17/2042 (d)	3,370	3,228
Purchasing Power Funding LLC Series 2024-A, Class B, 6.43%, 8/15/2028 (d)	570	575
Reach ABS Trust
Series 2024-1A, Class B, 6.29%, 2/18/2031 (d)	725	732
Series 2024-2A, Class B, 5.84%, 7/15/2031 (d)	450	458
Republic Finance Issuance Trust
Series 2021-A, Class A, 2.30%, 12/22/2031 (d)	144	144
Series 2024-A, Class A, 5.91%, 8/20/2032 (d)	750	759
Santander Drive Auto Receivables Trust Series 2024-2, Class C, 5.84%, 6/17/2030	1,210	1,238
SCF Equipment Leasing LLC
Series 2024-1A, Class C, 5.82%, 9/20/2032 (d)	380	394
Series 2023-1A, Class C, 6.77%, 8/22/2033 (d)	660	687
SFS Auto Receivables Securitization Trust Series 2024-1A, Class C, 5.51%, 1/20/2032 (d)	1,230	1,259
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037 (d)	61	61
Series 2021-2A, Class B, 1.80%, 9/20/2038 (d)	66	66
Series 2024-1A, Class C, 5.94%, 1/20/2043 (d)	209	212
Series 2025-2A, Class C, 5.32%, 4/20/2044 (d)	355	359
Stream Innovations Issuer Trust Series 2025-1A, Class A, 5.05%, 9/15/2045 (d)	991	1,000
Tricolor Auto Securitization Trust Series 2024-1A, Class B, 6.53%, 12/15/2027 (d)	495	392
Tricon Residential Trust
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 (d)	853	856
Series 2023-SFR2, Class C, 5.00%, 12/17/2040 (d)	425	423
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	106	106
Series 2019-2, Class B, 3.50%, 5/1/2028	228	223
Series 2018-1, Class A, 3.70%, 3/1/2030	403	379
Series 2024-1, Class AA, 5.45%, 2/15/2037	653	671
Verizon Master Trust Series 2024-7, Class A, 4.35%, 8/20/2032 (d)	1,000	1,009
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (d) (g)	86	86
VOLT XCVII LLC Series 2021-NPL6, Class A1, 6.24%, 4/25/2051 (d) (g)	68	68
Westgate Resorts LLC
Series 2022-1A, Class B, 2.29%, 8/20/2036 (d)	71	70
Series 2024-1A, Class B, 6.56%, 1/20/2038 (d)	864	878
Series 2024-1A, Class C, 7.06%, 1/20/2038 (d)	417	423

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Westlake Automobile Receivables Trust Series 2023-4A, Class C, 6.64%, 11/15/2028 (d)	400	409
Total Asset-Backed Securities (Cost $92,313)		93,287
Collateralized Mortgage Obligations — 1.7%
Anchor Mortgage Trust Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 (d) (g)	465	467
CFMT LLC Series 2024-HB14, Class M1, 3.00%, 6/25/2034 ‡ (d) (h)	920	887
Connecticut Avenue Securities Trust Series 2023-R06, Class 1M2, 7.06%, 7/25/2043 (d) (h)	695	718
CRIBS Mortgage Trust Series 2025-RTL1, Class A1, 5.81%, 5/25/2040 (d) (g)	330	333
FARM Mortgage Trust Series 2024-2, Class A, 5.19%, 8/1/2054 (d) (h)	545	537
FHLMC Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	751	697
Series 2017-4, Class M45T, 4.50%, 6/25/2057	498	481
Series 2019-1, Class MT, 3.50%, 7/25/2058	291	261
Series 2019-1, Class M55D, 4.00%, 7/25/2058	763	716
Series 2019-2, Class M55D, 4.00%, 8/25/2058	729	684
Series 2019-3, Class M55D, 4.00%, 10/25/2058	747	703
Series 2019-4, Class M55D, 4.00%, 2/25/2059	305	285
Series 2020-1, Class M55G, 3.00%, 8/25/2059	689	620
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	882	789
Series 2020-3, Class TTW, 3.00%, 5/25/2060	699	661
Series 2022-1, Class MTU, 3.25%, 11/25/2061	289	250
Series 2024-2, Class MT, 3.50%, 5/25/2064	1,088	953
FHLMC, REMIC
Series 4396, Class PZ, 3.00%, 6/15/2037	857	785
Series 4065, Class QB, 3.00%, 6/15/2042	675	638
Series 4941, Class KG, 2.00%, 12/15/2047	1,142	979
Series 5190, Class LM, 2.50%, 1/25/2048	1,314	1,200
Series 5147, Class PC, 1.50%, 10/25/2048	2,595	2,136
Series 5174, Class IG, IO, 3.00%, 1/25/2050	4,561	587
Series 4995, Class QE, 1.25%, 7/25/2050	2,886	2,257
Series 5054, Class PB, 1.00%, 11/25/2050	1,184	943
Series 5052, Class KI, IO, 4.00%, 12/25/2050	4,401	900
Series 5171, Class NI, IO, 3.00%, 7/25/2051	4,086	549
Series 5225, Class QL, 4.00%, 5/25/2052	810	694
FNMA Trust, Whole Loan Series 2002-W8, Class A1, 6.50%, 6/25/2042	279	292
FNMA, Grantor Trust, Whole Loan Series 2001-T12, Class A1, 6.50%, 8/25/2041	119	121
FNMA, REMIC
Series 2018-72, Class VB, 3.50%, 10/25/2031	242	238
Series 2018-56, Class VN, 3.50%, 5/25/2038	665	618
Series 2014-52, Class BW, 3.00%, 9/25/2044	785	710
Series 2020-54, Class MA, 1.50%, 8/25/2050	331	276
Series 2021-3, Class ME, 1.00%, 2/25/2051	241	187
Series 2022-4, Class TA, 1.00%, 4/25/2051	737	607
Series 2021-22, Class BI, IO, 4.00%, 4/25/2051	4,524	1,001
Series 2022-46, Class GZ, 4.50%, 7/25/2052	780	712
Series 2025-18, Class MA, 0.50%, 9/25/2054	1,805	1,531
Series 2019-7, Class CA, 3.50%, 11/25/2057	1,195	1,159
Series 2018-75, Class UZ, 4.00%, 10/25/2058	2,652	2,537

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
FNMA, REMIC Trust, Whole Loan Series 2002-W3, Class A4, 6.50%, 11/25/2041	558	568
GNMA
Series 2004-47, Class PD, 6.00%, 6/16/2034	172	172
Series 2013-82, Class WI, IO, 3.50%, 7/20/2042	3,621	407
Series 2016-61, Class A, 2.00%, 9/20/2042	262	224
Series 2021-83, Class KB, 1.25%, 5/20/2051	358	283
Series 2022-93, Class JZ, 4.50%, 5/20/2052	499	349
Series 2022-105, Class SG, IF, IO, 1.66%, 6/20/2052 (h)	2,979	318
Series 2024-64, Class YH, 5.00%, 4/20/2054	1,945	1,885
Series 2014-H06, Class HB, 5.12%, 3/20/2064 (h)	47	47
Series 2015-H11, Class FC, 5.02%, 5/20/2065 (h)	158	158
Series 2015-H18, Class FA, 4.92%, 6/20/2065 (h)	55	55
Series 2021-H14, Class YD, 7.19%, 6/20/2071 (h)	1,009	898
Homeward Opportunities Fund Trust Series 2025-RRTL2, Class A1, 5.24%, 9/25/2040 (d) (g)	1,200	1,203
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 5.89%, 10/25/2066 (d) (g)	310	310
LHOME Mortgage Trust Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (d) (g)	880	883
MFA Trust Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (d) (g)	1,080	1,090
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (d) (g)	1,950	1,965
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (d) (g)	2,275	2,289
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (d) (g)	505	506
Ocwen Loan Investment Trust Series 2024-HB1, Class M1, 3.00%, 2/25/2037 ‡ (d)	430	417
Onity Loan Investment Trust Series 2024-HB2, Class M1, 5.00%, 8/25/2037 ‡ (d) (h)	400	399
Roc Mortgage Trust Series 2025-RTL1, Class A1, 5.63%, 2/25/2040 (d) (g)	515	517
Seasoned Loans Structured Transaction Trust Series 2025-1, Class A1, 3.00%, 5/25/2035	2,593	2,414
Toorak Mortgage Trust Series 2025-RRTL1, Class A1, 5.52%, 2/25/2040 (d) (g)	570	574
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (d) (h)	1,671	1,501
Total Collateralized Mortgage Obligations (Cost $51,448)		51,131
Commercial Mortgage-Backed Securities — 0.5%
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (d)	670	655
Commercial Mortgage Trust Series 2018-HOME, Class A, 3.94%, 4/10/2033 (d) (h)	870	853
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K-1511, Class A1, 3.28%, 10/25/2030	565	554
Series K754, Class AM, 4.94%, 11/25/2030 (h)	610	631
Series K-1510, Class A2, 3.72%, 1/25/2031	265	260
Series K-150, Class A2, 3.71%, 9/25/2032 (h)	800	772
FNMA ACES
Series 2017-M11, Class A2, 2.98%, 8/25/2029	484	465
Series 2020-M50, Class X1, IO, 1.92%, 10/25/2030 (h)	1,955	74
Series 2021-M11, Class A2, 1.51%, 3/25/2031 (h)	554	480
Series 2022-M3, Class A2, 1.76%, 11/25/2031 (h)	725	624
Series 2022-M1S, Class A2, 2.15%, 4/25/2032 (h)	1,590	1,394
Series 2022-M2S, Class A1, 3.88%, 5/25/2032 (h)	10	10
Series 2023-M8, Class A2, 4.63%, 3/25/2033 (h)	830	836
Series 2024-M2, Class A2, 3.75%, 8/25/2033	2,925	2,771
Series 2021-M3, Class X1, IO, 2.01%, 11/25/2033 (h)	1,216	78

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.71%, 10/25/2027 (d) (h)	570	539
Series 2016-K56, Class B, 4.10%, 6/25/2049 (d) (h)	415	412
Series 2016-K58, Class B, 3.87%, 9/25/2049 (d) (h)	415	411
Series 2017-K67, Class C, 4.08%, 9/25/2049 (d) (h)	1,015	997
Series 2019-K97, Class B, 3.90%, 9/25/2051 (d) (h)	900	875
Multi-Family Connecticut Avenue Securities Trust
Series 2023-01, Class M7, 8.36%, 11/25/2053 (d) (h)	774	806
Series 2024-01, Class M7, 7.11%, 7/25/2054 (d) (h)	410	415
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (d)	400	412
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (d)	925	822
WHARF Commercial Mortgage Trust Series 2025-DC, Class A, 5.53%, 7/15/2040 (d) (h)	505	518
Total Commercial Mortgage-Backed Securities (Cost $16,712)		16,664
Foreign Government Securities — 0.2%
Eagle Funding Luxco Sarl 5.50%, 8/17/2030 (d)	1,445	1,467
Republic of Peru 2.78%, 12/1/2060	147	82
United Mexican States
6.00%, 5/13/2030	251	264
5.85%, 7/2/2032	654	678
5.38%, 3/22/2033	1,525	1,524
3.50%, 2/12/2034	730	634
6.88%, 5/13/2037	369	398
6.34%, 5/4/2053	200	195
Total Foreign Government Securities (Cost $5,316)		5,242
Municipal Bonds — 0.0% (i) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds Series 2023A-2, Rev., 5.17%, 4/1/2041 (Cost $205)	205	209
	SHARES (000)
Short-Term Investments — 1.3%
Investment Companies — 1.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.09% (a) (j) (Cost $39,837)	39,837	39,837
Total Investments — 99.2% (Cost $2,303,010)		3,040,298
Other Assets in Excess of Liabilities — 0.8%		24,153
NET ASSETS — 100.0%		3,064,451

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
CME	Chicago Mercantile Exchange
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of September 30, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the effective yield as of September 30, 2025.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2025.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of September 30, 2025.

(h)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2025.

(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	The rate shown is the current yield as of September 30, 2025.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
Futures contracts outstanding as of September 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	186	12/19/2025	USD	22,840	372
S&P MidCap 400 E-Mini Index	93	12/19/2025	USD	30,566	(205)
U.S. Treasury 10 Year Note	71	12/19/2025	USD	7,986	34
U.S. Treasury 10 Year Ultra Note	174	12/19/2025	USD	20,024	200
U.S. Treasury Ultra Bond	46	12/19/2025	USD	5,527	140
U.S. Treasury 2 Year Note	213	12/31/2025	USD	44,384	15
U.S. Treasury 5 Year Note	48	12/31/2025	USD	5,241	7
					563
Short Contracts
U.S. Treasury Long Bond	(75)	12/19/2025	USD	(8,745)	(199)
					364

Abbreviations
USD	United States Dollar

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$91,458	$1,829	$93,287
Collateralized Mortgage Obligations	—	49,428	1,703	51,131
Commercial Mortgage-Backed Securities	—	16,664	—	16,664
Corporate Bonds	—	207,719	458	208,177
Exchange-Traded Funds	736,551	—	—	736,551
Foreign Government Securities	—	5,242	—	5,242
Investment Companies	1,464,738	—	—	1,464,738
Mortgage-Backed Securities	—	168,601	—	168,601
Municipal Bonds	—	209	—	209
U.S. Treasury Obligations	—	255,861	—	255,861
Short-Term Investments
Investment Companies	39,837	—	—	39,837
Total Investments in Securities	$2,241,126	$795,182	$3,990	$3,040,298
Appreciation in Other Financial Instruments
Futures Contracts	$768	$—	$—	$768
Depreciation in Other Financial Instruments
Futures Contracts	$(404)	$—	$—	$(404)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$364	$—	$—	$364
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2025	Shares at September 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$77,651	$—	$4,660	$955	$5,842	$79,788	1,261	$801	$—
JPMorgan BetaBuilders International Equity ETF (a)	420,503	7,871	12,493	937	15,762	432,580	6,168	1,715	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	33,456	1	497	5	1,217	34,182	358	264	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	87,629	26	3,756	301	5,492	89,692	863	313	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	42,514	—	4,590	304	4,797	43,025	580	142	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	257,367	9,328	—	—	2,911	269,606	36,832	3,285	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	37,838	723	316	1	1,321	39,567	6,059	557	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	77,201	—	5,839	1,340	7,013	79,715	3,836	—	—

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended September 30, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2025	Shares at September 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Equity Index Fund Class R6 Shares (a)	$892,143	$2,756	$49,380	$16,440	$51,895	$913,854	9,103	$2,755	$—
JPMorgan High Yield Fund Class R6 Shares (a)	154,350	6,691	—	—	955	161,996	24,582	2,570	—
JPMorgan Inflation Managed Bond ETF (a)	51,757	4,956	—	—	571	57,284	1,174	520	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.09% (a) (b)	61,547	63,519	85,229	—	—	39,837	39,837	572	—
Total	$2,193,956	$95,871	$166,760	$20,283	$97,776	$2,241,126		$13,494	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2025.